Cash generated from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash generated from operating activities
Profit/(loss) for the year	€ 34	€ (155)	€ (120)
Income tax (credit)/charge	(35)	60	43
Net finance expense	602	615	527
Depreciation and amortization	611	507	403
Exceptional operating items (Note 4)	128	131	81
Movement in working capital	64	120	90
Acquisition related, IPO, start up and other exceptional costs paid	(65)	(159)	(54)
Exceptional restructuring paid	(9)	(10)	(20)
Cash generated from operations	€ 1,330	€ 1,109	€ 950